UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

Steven I. Koszalka

American Funds Corporate Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Corporate Bond FundSM
Investment portfolio
February 28, 2017
unaudited
Bonds, notes & other debt instruments 91.01% Corporate bonds & notes 84.66% Health care 14.00%	Principal amount (000)	Value (000)
Abbott Laboratories 2.90% 2021	$1,535	$1,539
Abbott Laboratories 3.40% 2023	260	262
Abbott Laboratories 3.75% 2026	1,255	1,257
Abbott Laboratories 4.75% 2036	50	52
Abbott Laboratories 4.90% 2046	395	412
AbbVie Inc. 2.50% 2020	100	101
AbbVie Inc. 2.30% 2021	330	326
AbbVie Inc. 2.85% 2023	85	84
AbbVie Inc. 3.20% 2026	775	747
AbbVie Inc. 4.45% 2046	735	713
Aetna Inc. 2.40% 2021	25	25
Aetna Inc. 2.80% 2023	10	10
Aetna Inc. 3.20% 2026	235	237
Allergan PLC 2.35% 2018	100	101
Allergan PLC 3.00% 2020	100	102
Allergan PLC 3.80% 2025	1,005	1,017
Allergan PLC 4.75% 2045	635	648
Amgen Inc. 1.85% 2021	370	358
Amgen Inc. 4.40% 2045	250	246
AstraZeneca PLC 1.75% 2018	100	100
AstraZeneca PLC 3.375% 2025	175	176
AstraZeneca PLC 4.375% 2045	100	103
Becton, Dickinson and Co. 2.675% 2019	332	337
Becton, Dickinson and Co. 4.685% 2044	100	107
Biogen Inc. 5.20% 2045	400	438
Boston Scientific Corp. 2.85% 2020	50	51
Boston Scientific Corp. 3.85% 2025	100	102
Celgene Corp. 3.875% 2025	128	131
Celgene Corp. 5.00% 2045	30	32
EMD Finance LLC 2.40% 2020[1]	50	50
EMD Finance LLC 2.95% 2022[1]	225	226
EMD Finance LLC 3.25% 2025[1]	125	124
Gilead Sciences, Inc. 2.95% 2027	90	86
Gilead Sciences, Inc. 4.15% 2047	320	308
HCA Inc. 5.00% 2024	100	106
HCA Inc. 4.50% 2027	325	325
Johnson & Johnson 1.125% 2019	750	747
Johnson & Johnson 2.25% 2022	1,500	1,496
Medtronic, Inc. 4.625% 2045	150	163
Mylan Laboratories Inc. 3.15% 2021	500	501
Novartis Capital Corp. 2.40% 2022	1,050	1,048
Roche Holdings, Inc. 3.35% 2024[1]	200	206
Roche Holdings, Inc. 2.375% 2027[1]	235	223
Shire PLC 2.40% 2021	1,150	1,128
Shire PLC 2.875% 2023	1,045	1,013
Shire PLC 3.20% 2026	630	602
American Funds Corporate Bond Fund — Page 1 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Company BV 2.20% 2021	$800	$771
Teva Pharmaceutical Finance Company BV 2.80% 2023	165	156
Teva Pharmaceutical Finance Company BV 3.15% 2026	740	686
Teva Pharmaceutical Finance Company BV 4.10% 2046	445	386
UnitedHealth Group Inc. 2.125% 2021	100	99
UnitedHealth Group Inc. 3.75% 2025	200	210
UnitedHealth Group Inc. 3.45% 2027	875	897
WellPoint, Inc. 3.125% 2022	825	829
Zimmer Holdings, Inc. 2.00% 2018	100	100
Zimmer Holdings, Inc. 3.55% 2025	145	144
		22,444
Financials 12.37%
ACE INA Holdings Inc. 2.30% 2020	50	50
ACE INA Holdings Inc. 2.875% 2022	15	15
ACE INA Holdings Inc. 3.35% 2026	50	51
ACE INA Holdings Inc. 4.35% 2045	20	21
Allstate Corp. 3.28% 2026	265	267
Allstate Corp. 4.20% 2046	15	15
Bank of America Corp. 2.625% 2020	375	378
Bank of America Corp. 3.248% 2027	500	481
Bank of America Corp. 3.824% 2028	1,018	1,027
Barclays Bank PLC 4.375% 2026	550	561
Barclays Bank PLC 4.95% 2047	250	257
Berkshire Hathaway Finance Corp. 1.15% 2018	175	174
Berkshire Hathaway Inc. 2.20% 2021	40	40
BPCE SA group 2.75% 2021	450	448
BPCE SA group 4.50% 2025[1]	200	196
Citigroup Inc. 2.90% 2021	575	578
Citigroup Inc. 3.20% 2026	1,100	1,060
Citigroup Inc. 3.887% 2028	275	278
Crédit Agricole SA 3.375% 2022[1]	925	921
Credit Suisse Group AG 3.80% 2023	725	727
Credit Suisse Group AG 4.55% 2026	500	518
Credit Suisse Group AG 4.282% 2028[1]	250	251
Danske Bank AS 2.70% 2022[1]	200	200
Goldman Sachs Group, Inc. 3.75% 2025	188	191
Goldman Sachs Group, Inc. 3.50% 2026	1,323	1,302
HSBC Holdings PLC 2.65% 2022	400	395
Intesa Sanpaolo SpA 5.017% 2024[1]	430	405
JPMorgan Chase & Co. 3.782% 2028	670	682
MetLife Global Funding I 2.00% 2020[1]	150	149
MetLife Global Funding I 2.50% 2020[1]	150	151
MetLife Global Funding I 1.95% 2021[1]	600	584
Metropolitan Life Global Funding I, 1.75% 2018[1]	180	180
Metropolitan Life Global Funding I, 3.45% 2026[1]	590	597
Morgan Stanley 3.625% 2027	877	875
New York Life Global Funding 1.50% 2019[1]	60	59
New York Life Global Funding 1.70% 2021[1]	900	871
New York Life Global Funding 2.00% 2021[1]	500	493
QBE Insurance Group Ltd. 2.40% 2018[1]	250	250
Rabobank Nederland 2.75% 2022	250	251
Rabobank Nederland 4.375% 2025	250	256
Royal Bank of Canada 2.125% 2020	1,500	1,499
American Funds Corporate Bond Fund — Page 2 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Toronto-Dominion Bank 1.45% 2018	$475	$475
US Bancorp. 2.625% 2022	1,050	1,055
Wells Fargo & Co. 3.00% 2026	625	601
		19,835
Utilities 12.29%
American Electric Power Co., Inc. 2.75% 2026	200	192
CMS Energy Corp. 5.05% 2022	1,175	1,293
CMS Energy Corp. 3.00% 2026	700	674
CMS Energy Corp. 2.95% 2027	200	191
Colbun SA 6.00% 2020[1]	150	164
Comision Federal de Electricidad 4.75% 2027[1]	700	689
Commonwealth Edison Company 2.55% 2026	75	72
Dominion Resources, Inc. 1.875% 2018[1]	500	499
Dominion Resources, Inc. 2.75% 2022	1,200	1,199
Duke Energy Corp. 2.65% 2026	1,420	1,337
Duke Energy Florida, LLC 1.85% 2020	500	500
Duke Energy Florida, LLC 3.20% 2027	500	506
EDP Finance BV 5.25% 2021[1]	200	214
Electricité de France SA 4.95% 2045[1]	544	559
Empresa Nacional de Electricidad SA 4.25% 2024	150	153
Enel Finance International SA 6.00% 2039[1]	250	289
Entergy Corp. 2.95% 2026	950	908
Eversource Energy 2.80% 2023	500	495
Exelon Corp. 3.95% 2025	1,000	1,032
Exelon Corp. 4.45% 2046	130	130
FirstEnergy Corp. 7.375% 2031	550	727
FirstEnergy Corp., Series B, 4.25% 2023	150	157
Iberdrola Finance Ireland 5.00% 2019[1]	150	160
MidAmerican Energy Co. 3.95% 2047	145	147
Mississippi Power Co. 4.25% 2042	575	507
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	1,500	1,509
New York State Electric & Gas Corp. 3.25% 2026[1]	100	100
NextEra Energy, Inc. 1.649% 2018	500	499
Niagara Mohawk Power Corp. 3.508% 2024[1]	150	154
Public Service Co. of Colorado 2.25% 2022	150	148
Public Service Enterprise Group Inc. 1.60% 2019	515	509
Public Service Enterprise Group Inc. 2.00% 2021	475	460
Puget Energy, Inc. 6.50% 2020	101	114
Puget Energy, Inc. 5.625% 2022	150	167
Puget Energy, Inc. 3.65% 2025	275	274
Southern Co. 2.35% 2021	425	420
Teco Finance, Inc. 5.15% 2020	515	551
Virginia Electric and Power Co. 2.95% 2026	1,145	1,124
Xcel Energy Inc. 2.60% 2022	875	875
		19,698
Energy 10.15%
Anadarko Petroleum Corp. 4.85% 2021	45	48
Anadarko Petroleum Corp. 5.55% 2026	50	56
Anadarko Petroleum Corp. 6.60% 2046	45	57
Chevron Corp. 1.561% 2019	170	170
Chevron Corp. 2.10% 2021	1,225	1,216
Chevron Corp. 2.498% 2022	1,060	1,060
American Funds Corporate Bond Fund — Page 3 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron Corp. 2.954% 2026	$1,050	$1,038
ConocoPhillips 4.20% 2021	70	74
ConocoPhillips 4.95% 2026	655	727
ConocoPhillips 5.95% 2046	25	31
Devon Energy Corp. 5.85% 2025	285	328
Devon Energy Corp. 5.00% 2045	45	46
Diamond Offshore Drilling, Inc. 4.875% 2043	305	228
Ecopetrol SA 5.875% 2023	30	33
Enbridge Energy Partners, LP 4.375% 2020	60	63
Enbridge Energy Partners, LP 5.875% 2025	25	28
Enbridge Energy Partners, LP 7.375% 2045	665	828
Enbridge Inc. 4.00% 2023	255	263
Enbridge Inc. 4.25% 2026	155	160
Enbridge Inc. 5.50% 2046	550	598
Energy Transfer Partners, LP 4.75% 2026	75	79
Energy Transfer Partners, LP 4.20% 2027	20	20
Energy Transfer Partners, LP 6.125% 2045	215	238
Energy Transfer Partners, LP 5.30% 2047	40	40
EnLink Midstream Partners, LP 2.70% 2019	60	60
EnLink Midstream Partners, LP 4.85% 2026	80	84
Exxon Mobil Corp. 2.222% 2021	625	627
Halliburton Co. 3.80% 2025	385	396
Halliburton Co. 5.00% 2045	760	829
Kinder Morgan Energy Partners, LP 5.40% 2044	25	26
Kinder Morgan Finance Co. 5.05% 2046	860	860
Kinder Morgan, Inc. 5.55% 2045	325	344
MPLX LP 4.125% 2027	15	15
MPLX LP 5.20% 2047	120	123
Petróleos Mexicanos 6.875% 2026	65	71
Petróleos Mexicanos 6.50% 2027[1]	395	420
Petróleos Mexicanos 5.625% 2046	210	183
Petróleos Mexicanos 6.75% 2047	690	684
Phillips 66 Partners LP 3.55% 2026	10	10
Phillips 66 Partners LP 4.90% 2046	10	10
Royal Dutch Shell PLC 1.75% 2021	225	219
Royal Dutch Shell PLC 2.50% 2026	125	118
Royal Dutch Shell PLC 3.75% 2046	290	273
Sabine Pass Liquefaction, LLC 5.625% 2025	50	55
Sabine Pass Liquefaction, LLC 5.00% 2027[1]	655	695
Sabine Pass Liquefaction, LLC 4.20% 2028[1]	290	290
Schlumberger BV 3.625% 2022[1]	465	484
Schlumberger BV 4.00% 2025[1]	180	190
Shell International Finance BV 1.875% 2021	275	270
Shell International Finance BV 2.875% 2026	55	54
Shell International Finance BV 4.00% 2046	300	294
Valero Energy Partners LP 4.375% 2026	45	46
Western Gas Partners LP 4.65% 2026	40	42
Williams Partners LP 4.00% 2025	905	918
Williams Partners LP 5.40% 2044	135	141
Williams Partners LP 5.10% 2045	21	21
		16,281
American Funds Corporate Bond Fund — Page 4 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 9.67%	Principal amount (000)	Value (000)
Amazon.com, Inc. 4.95% 2044	$275	$321
American Honda Finance Corp. 1.20% 2019	350	346
American Honda Finance Corp. 1.70% 2021	500	486
Bayerische Motoren Werke AG 1.85% 2021[1]	1,000	974
Bayerische Motoren Werke AG 2.00% 2021[1]	500	492
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	200	206
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	240	254
Comcast Corp. 3.00% 2024	1,000	1,001
Comcast Corp. 3.30% 2027	1,150	1,147
Comcast Corp. 4.75% 2044	150	160
Daimler Finance NA LLC 2.70% 2020[1]	250	252
DaimlerChrysler North America Holding Corp. 1.50% 2019[1]	300	297
DaimlerChrysler North America Holding Corp. 2.25% 2020[1]	225	225
DaimlerChrysler North America Holding Corp. 2.00% 2021[1]	350	341
DaimlerChrysler North America Holding Corp. 2.20% 2021[1]	500	491
DaimlerChrysler North America Holding Corp. 2.85% 2022[1]	350	352
Ford Motor Co. 4.346% 2026	400	411
Ford Motor Co. 5.291% 2046	1,150	1,198
Ford Motor Credit Co. 3.81% 2024	350	354
Ford Motor Credit Co. 4.134% 2025	200	203
General Motors Co. 6.60% 2036	45	53
General Motors Co. 6.75% 2046	105	128
General Motors Financial Co. 3.70% 2023	250	253
General Motors Financial Co. 4.30% 2025	200	204
General Motors Financial Co. 4.00% 2026	675	673
Home Depot, Inc. 2.125% 2026	100	93
Marriott International, Inc., Series I, 6.375% 2017	80	81
McDonald’s Corp. 3.70% 2026	25	26
McDonald’s Corp. 4.875% 2045	750	808
NBC Universal Enterprise, Inc. 5.25% 2049[1]	475	502
Newell Rubbermaid Inc. 2.60% 2019	50	51
Newell Rubbermaid Inc. 3.15% 2021	230	235
Newell Rubbermaid Inc. 3.85% 2023	120	125
Newell Rubbermaid Inc. 4.20% 2026	390	411
Newell Rubbermaid Inc. 5.50% 2046	625	734
Starbucks Corp. 2.10% 2021	425	425
Starbucks Corp. 2.70% 2022	25	25
Toyota Motor Credit Corp. 2.60% 2022	410	412
Toyota Motor Credit Corp. 3.20% 2027	140	141
Walt Disney Co. 0.875% 2019	625	615
		15,506
Information technology 7.61%
Analog Devices, Inc. 2.50% 2021	25	25
Analog Devices, Inc. 3.125% 2023	40	40
Analog Devices, Inc. 3.50% 2026	35	35
Apple Inc. 3.35% 2027	945	960
Apple Inc. 4.25% 2047	420	432
Broadcom Ltd. 3.00% 2022[1]	2,025	2,026
Broadcom Ltd. 3.625% 2024[1]	175	177
Broadcom Ltd. 3.875% 2027[1]	1,900	1,917
Cisco Systems, Inc. 1.85% 2021	550	540
Harris Corp. 5.054% 2045	50	55
Microsoft Corp. 1.55% 2021	200	194
American Funds Corporate Bond Fund — Page 5 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 2.875% 2024	$135	$136
Microsoft Corp. 2.40% 2026	50	48
Microsoft Corp. 3.30% 2027	890	908
Microsoft Corp. 3.70% 2046	600	569
Microsoft Corp. 4.25% 2047	775	804
Oracle Corp. 1.90% 2021	1,075	1,056
Oracle Corp. 2.65% 2026	350	337
Oracle Corp. 4.00% 2046	325	318
Seagate Technology LLC 4.25% 2022[1]	525	520
Symantec Corp 5.00% 2025[1]	1,075	1,105
		12,202
Consumer staples 6.64%
Altria Group, Inc. 2.625% 2026	20	19
Altria Group, Inc. 3.875% 2046	740	701
Anheuser-Busch InBev NV 2.65% 2021	75	76
Anheuser-Busch InBev NV 2.50% 2022	500	496
Anheuser-Busch InBev NV 3.65% 2026	1,800	1,830
Anheuser-Busch InBev NV 4.90% 2046	75	83
Coca-Cola Co. 1.55% 2021	475	465
Colgate-Palmolive Co. 2.30% 2022	1,000	1,000
Kraft Foods Inc. 3.50% 2022	750	768
Molson Coors Brewing Co. 1.45% 2019	15	15
Molson Coors Brewing Co. 2.10% 2021	10	10
Molson Coors Brewing Co. 3.00% 2026	50	48
Molson Coors Brewing Co. 4.20% 2046	35	33
Mondelez International, Inc. 1.625% 2019[1]	200	197
PepsiCo, Inc. 1.70% 2021	50	49
PepsiCo, Inc. 2.375% 2026	60	57
PepsiCo, Inc. 3.45% 2046	40	37
Philip Morris International Inc. 2.00% 2020	695	693
Philip Morris International Inc. 2.625% 2022	40	40
Philip Morris International Inc. 3.875% 2042	150	143
Philip Morris International Inc. 4.25% 2044	350	352
Procter & Gamble Co. 1.90% 2019	350	353
Procter & Gamble Co. 1.70% 2021	400	393
Reynolds American Inc. 4.45% 2025	325	344
Reynolds American Inc. 5.85% 2045	175	209
Smithfield Foods, Inc. 3.35% 2022[1]	500	505
Unilever Capital Corp. 2.20% 2019	650	656
Unilever Capital Corp. 1.375% 2021	125	120
Walgreens Boots Alliance, Inc. 2.60% 2021	75	75
Walgreens Boots Alliance, Inc. 3.10% 2023	10	10
Walgreens Boots Alliance, Inc. 3.45% 2026	50	49
Walgreens Boots Alliance, Inc. 4.65% 2046	20	21
WM. Wrigley Jr. Co 2.90% 2019[1]	300	305
WM. Wrigley Jr. Co 3.375% 2020[1]	475	492
		10,644
Real estate 4.01%
Alexandria Real Estate Equities, Inc. 3.95% 2028	35	35
American Campus Communities, Inc. 3.35% 2020	260	265
American Campus Communities, Inc. 3.75% 2023	50	51
American Campus Communities, Inc. 4.125% 2024	200	206
American Funds Corporate Bond Fund — Page 6 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Boston Properties, Inc. 3.65% 2026	$600	$603
Corporate Office Properties LP 3.60% 2023	50	49
Corporate Office Properties LP 5.00% 2025	30	31
Crown Castle International Corp. 2.25% 2021	425	414
DCT Industrial Trust Inc. 4.50% 2023	60	62
Developers Diversified Realty Corp. 7.50% 2017	200	201
Developers Diversified Realty Corp. 7.875% 2020	150	174
EPR Properties 4.50% 2025	80	80
EPR Properties 4.75% 2026	75	76
Essex Portfolio L.P. 3.50% 2025	70	70
Hospitality Properties Trust 6.70% 2018	400	407
Host Hotels & Resorts LP 4.50% 2026	40	42
Kimco Realty Corp. 3.40% 2022	40	41
Prologis, Inc. 3.35% 2021	41	42
Scentre Group 2.375% 2021[1]	130	128
Scentre Group 3.50% 2025[1]	450	450
Simon Property Group, LP 2.35% 2022	375	371
Simon Property Group, LP 3.25% 2026	725	721
UDR, Inc. 2.95% 2026	200	188
WEA Finance LLC 2.70% 2019[1]	1,000	1,012
WEA Finance LLC 3.25% 2020[1]	390	397
WEA Finance LLC 4.75% 2044[1]	200	200
Weingarten Realty Investors 3.25% 2026	125	120
		6,436
Industrials 3.07%
3M Co. 1.625% 2021	40	39
3M Co. 2.25% 2026	80	75
3M Co. 3.125% 2046	25	23
Burlington Northern Santa Fe LLC 3.45% 2021	70	73
Canadian National Railway Co. 3.20% 2046	35	31
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	8	8
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[2]	74	78
ERAC USA Finance Co. 2.60% 2021[1]	250	247
ERAC USA Finance Co. 2.70% 2023[1]	275	264
Honeywell International Inc. 1.85% 2021	935	918
Honeywell International Inc. 2.50% 2026	100	96
John Deere Capital Corp. 2.65% 2022	875	882
Lockheed Martin Corp. 1.85% 2018	15	15
Lockheed Martin Corp. 2.50% 2020	458	463
Lockheed Martin Corp. 3.10% 2023	10	10
Lockheed Martin Corp. 3.55% 2026	40	41
Lockheed Martin Corp. 4.50% 2036	10	11
Lockheed Martin Corp. 4.70% 2046	50	55
Norfolk Southern Corp. 3.25% 2021	173	178
Roper Technologies, Inc. 2.80% 2021	25	25
Roper Technologies, Inc. 3.80% 2026	50	51
Siemens AG 1.30% 2019[1]	500	493
Siemens AG 2.00% 2023[1]	250	238
United Technologies Corp. 1.95% 2021	625	615
		4,929
American Funds Corporate Bond Fund — Page 7 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 3.07%	Principal amount (000)	Value (000)
AT&T Inc. 4.250% 2027	$698	$712
AT&T Inc. 5.25% 2037	200	207
AT&T Inc. 4.35% 2045	130	115
AT&T Inc. 5.45% 2047	1,100	1,135
AT&T Inc. 4.50% 2048	275	248
Deutsche Telekom International Finance BV 1.95% 2021[1]	250	242
Deutsche Telekom International Finance BV 2.82% 2022[1]	1,000	998
France Télécom 9.00% 2031	210	315
Verizon Communications Inc. 2.946% 2022[1]	50	50
Verizon Communications Inc. 3.85% 2042	166	141
Verizon Communications Inc. 4.125% 2046	600	527
Verizon Communications Inc. 4.522% 2048	250	230
		4,920
Materials 1.78%
Air Liquide SA 1.75% 2021[1]	215	210
BHP Billiton Finance (USA) Ltd. 3.85% 2023	150	162
Dow Chemical Co. 4.125% 2021	100	106
Dow Chemical Co. 4.625% 2044	100	106
LYB International Finance BV 3.50% 2027	1,010	1,009
LYB International Finance BV 4.875% 2044	100	107
LyondellBasell Industries NV 6.00% 2021	200	227
Praxair, Inc. 3.00% 2021	100	103
Rio Tinto Finance PLC 3.75% 2025	70	73
Rio Tinto PLC 4.125% 2042	80	82
Vale Overseas Ltd. 5.875% 2021	160	174
Vale Overseas Ltd. 6.25% 2026	440	487
		2,846
Total corporate bonds & notes		135,741
U.S. Treasury bonds & notes 4.57% U.S. Treasury 3.43%
U.S. Treasury 1.125% 2019	135	135
U.S. Treasury 1.875% 2022	4,203	4,198
U.S. Treasury 2.00% 2026	60	58
U.S. Treasury 2.25% 2027	1,128	1,116
		5,507
U.S. Treasury inflation-protected securities 1.14%
U.S. Treasury Inflation-Protected Security 0.625% 2026[3,4]	1,778	1,822
Total U.S. Treasury bonds & notes		7,329
Bonds & notes of governments outside the U.S. 0.95%
Saudi Arabia (Kingdom of) 3.25% 2026[1]	1,575	1,526
Asset-backed obligations 0.69%
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[1,2]	350	353
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 2022[1,2]	350	348
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[1,2]	318	308
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[1,2]	100	99
		1,108
American Funds Corporate Bond Fund — Page 8 of 11

unaudited
Bonds, notes & other debt instruments Municipals 0.14%	Principal amount (000)	Value (000)
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	$225	$227
Total bonds, notes & other debt instruments (cost: $145,555,000)		145,931
Short-term securities 10.16%
Federal Home Loan Bank 0.53%–0.56% due 3/1/2017–5/24/2017	6,400	6,395
L’Oréal USA, Inc. 0.62% due 3/8/2017[1]	2,900	2,899
Société Générale 0.52% due 3/1/2017[1]	4,000	4,000
Sumitomo Mitsui Banking Corp. 0.72% due 3/1/2017[1]	1,900	1,900
Svenska Handelsbanken Inc. 0.92% due 5/24/2017[1]	1,100	1,098
Total short-term securities (cost: $16,292,000)		16,292
Total investment securities 101.17% (cost: $161,847,000)		162,223
Other assets less liabilities (1.17)%		(1,876)
Net assets 100.00%		$160,347
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $6,417,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
Receive	LCH	3-month USD-LIBOR	1.3555%	6/3/2021	$3,000	$(72)
Pay	LCH	3-month USD-LIBOR	2.7945	4/10/2024	1,500	(62)
Pay	LCH	3-month USD-LIBOR	2.396	1/19/2046	500	21
						$(113)
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $5,000,000.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized appreciation at 2/28/2017 (000)
CDX.NA.IG.26	ICE	1.00%	6/20/2021	$5,000	$93	$68	$25

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $39,673,000, which represented 24.74% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $226,000, which represented .14% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
American Funds Corporate Bond Fund — Page 9 of 11

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Corporate Bond Fund — Page 10 of 11

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2017, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,632
Gross unrealized depreciation on investment securities	(1,296)
Net unrealized appreciation on investment securities	336
Cost of investment securities	161,887

Key to abbreviations
Fin. = Finance
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
Rev. = Revenue
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-032-0417O-S54132	American Funds Corporate Bond Fund — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By /s/ David S. Lee
David S. Lee, President and Principal Executive Officer

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David S. Lee
David S. Lee, President and Principal Executive Officer

Date: April 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 28, 2017